Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000237976 [Member]
Shareholder Report [Line Items]
Fund Name	Altrius Global Dividend ETF
Class Name	Altrius Global Dividend ETF
Trading Symbol	DIVD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://altriusfunds.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 5,987,373
Holdings Count | holding	63
Advisory Fees Paid, Amount	$ 15,747
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	20.6%
Industrials	19.2%
Consumer Staples	16.6%
Financials	15.5%
Materials	8.8%
Energy	7.4%
Consumer Discretionary	5.2%
Information Technology	3.2%
Real Estate	1.2%
Communication Services	1.2%
Cash & Cash Equivalents	1.1%

TOP 10 HOLDINGS (as a % of Net Assets)
British American Tobacco PLC - ADR	2.8%
Royal Bank of Canada	2.5%
CNH Industrial NV	2.5%
Roche Holding AG - ADR	2.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	2.5%
Eaton Corp. PLC	2.4%
Siemens AG - ADR	2.3%
Air Products and Chemicals, Inc.	2.3%
Reckitt Benckiser Group PLC - ADR	2.3%
Novartis AG - ADR	2.3%